Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred Stock

13. Preferred Stock

The Company has the authority to issue 1,000,000 shares of preferred stock, $0.01 par value per share, consisting of authorized and/or outstanding shares as of September 30, 2023 as follows:

●	1,800 authorized shares designated as “Series G Convertible Preferred Stock”, of which 168 shares are outstanding.

●	23,000 authorized shares designated as “Series H Convertible Preferred Stock” (as further described below), of which none and 14,356 shares are outstanding as of September 30, 2023 and December 31, 2022, respectively.

Series H Convertible Preferred Stock – All the outstanding shares of Series H convertible preferred stock automatically converted into shares of the Company’s common stock on August 10, 2023, at the conversion price of $7.26. Further details are provided under the heading Common Stock in Note 14.

21. Preferred Stock

The Company has the authority to issue 1,000,000 shares of preferred stock, $0.01 par value per share, consisting of authorized and/or outstanding shares as of December 31, 2022 as follows:

●	2,000 authorized shares were designated as “Series F Convertible Preferred Stock”, none of which were outstanding. The Series F Convertible Preferred Stock was eliminated on September 7, 2021.

●	1,800 authorized shares designated as “Series G Convertible Preferred Stock” (as further described below), of which 168.496 shares are outstanding.

●	23,000 authorized shares designated as “Series H Convertible Preferred Stock” (as further described below), of which 14,356 shares are outstanding.

●	25,800 authorized shares were designated as “Series I Convertible Preferred Stock” (the “Series I Preferred Stock”) on June 27, 2019, none of which were outstanding. The Series I Preferred Stock was eliminated on September 7, 2021.

●	35,000 authorized shares were designated as “Series J Convertible Preferred Stock” (the “Series J Preferred Stock”) on October 4, 2019, none of which were outstanding. The Series J Preferred Stock was eliminated on September 7, 2021.

●	20,000 authorized shares were designated as “Series K Convertible Preferred Stock” (the “Series K Preferred Stock”) on October 22, 2020, none of which were outstanding. The Series K Preferred Stock was eliminated on September 7, 2021.

●	600,000 authorized shares were designated as “Series L Junior Participating Preferred Stock”, par value $0.01 per share, in connection with the entry by the Company into that certain Rights Agreement with American Stock Transfer & Trust Company, LLC as of May 4, 2021 (as amended and restated on May 2, 2022 and otherwise from time to time, the “Amended and Restated Rights Agreement”). The extension of the term of the Amended and Restated Rights Agreement was approved by a vote of the stockholders at the Annual Meeting on June 2, 20022. The Series L Junior Participating Preferred Stock was eliminated on July 18, 2022, thereby effectively terminating all preferred share purchase rights under the Amended and Restated Rights Agreement such that the shares of Series L Junior Participating Preferred Stock are no longer issued or outstanding.

Series G Preferred Stock

On May 30, 2000, the Company sold 1,800 shares of its Series G Convertible Preferred Stock (the “Series G Preferred Stock”), of which 1,631.504 were converted prior to November 2001 and 168.496 shares continue to be outstanding, at a stated value of $1 per share, convertible into shares of the Company’s common stock , as adjusted for the stock split on February 8, 2022, and will be further adjusted in the event of another stock splits, stock dividends, combinations of shares and similar transactions subject to stock splits. The Series G Preferred Stock is convertible into shares of common stock, at the option of the holder, subject to certain limitations. The Company may require holders to convert all (but not less than all) of the Series G Preferred Stock or buy out all outstanding shares of Series G Preferred Stock at the liquidation value of $168. Holders of Series G Preferred Stock are not entitled to dividends and have no voting rights, unless required by law or with respect to certain matters relating to the Series G Preferred Stock.

Upon a change in control, sale of or similar transaction, as defined in the Certificate of Designation for the Series G Preferred Stock, the holder of the Series G Preferred Stock has the option to deem such transaction as a liquidation and may redeem their 168.496 shares at the liquidation value of $1 per share, or an aggregate amount of $168. The sale of all the assets of the Company on June 28, 2007 triggered the redemption option. As such redemption was not in the control of the Company, the Series G Preferred Stock has been accounted for as if it is redeemable preferred stock and is classified on the consolidated balance sheets as a mezzanine obligation between liabilities and stockholders’ deficiency.

Series H Preferred Stock

As of January 1, 2021, the Company had 19,596 shares of Series H Convertible Preferred Stock (the “Series H Preferred Stock”) outstanding at a stated value of $1,000 per share, convertible into shares of the Company’s common stock, as adjusted for the stock split on February 8, 2022, and will be further adjusted in the event of another stock splits, stock dividends, combinations of shares and similar transactions, at the option of the holder subject to certain limitations, at a conversion rate equal to the stated value divided by the conversion price of $7.26 per share. The Series H Preferred Stock was subject to Registration Rights Damages and Public Information Failure Damages (see Note 16). Each Series H Preferred Stock votes on an as-if-converted to common stock basis, subject to beneficial ownership blocker provisions and other certain conditions.

The holders of the Series H Preferred Stock can participate any time the Company grants, issues or sells any common stock equivalents or rights to purchase stock, warrants, securities or other property pro rata to the record holders of any class of shares of common stock, subject to certain conditions, adjustments, and limitations. All the shares of Series H Preferred Stock automatically convert into shares of the Company’s common stock on the fifth anniversary of the initial first closing, or August 10, 2023, at the conversion price of $7.26 per share.

The shares of Series H Preferred Stock were subject to limitations on conversion into shares of the Company’s common stock until the date that increased the number of authorized shares of its common stock to at least a number permitting all the Series H Preferred Stock to be converted in full, which was filed on December 18, 2020, therefore this limitation was removed (as further described in Note 22).

The following table represents the activity of the Series H Preferred Stock from January 1, 2021 through December 31, 2022:

	Shares	Amount
Series H Preferred Stock at January 1, 2021	19,596	$18,248
Conversion of Series H Preferred Stock into common stock during the year ended December 31, 2021	(4,530)	(4,530)
Series H Preferred Stock at December 31, 2021	15,066	13,718
Conversion of Series H Preferred Stock into common stock during the year ended December 31, 2022	(710)	(710)
Series H Preferred Stock at December 31, 2022	14,356	$13,008

The Company recorded the issuance of shares of the Company’s common stock upon conversion of the Series H Preferred Stock of 97,980 and 624,111 with a corresponding amount of $710 and $4,530 during the years ended December 31, 2022 and 2021, respectively, on the consolidated statements of stockholders’ deficiency.